JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 99.2%
Aerospace & Defense — 4.4%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	35,000	37,457
Boeing Co. (The) 4.51%, 5/1/2023	190,000	198,363
4.88%, 5/1/2025	189,000	207,143
5.04%, 5/1/2027	181,000	203,795
5.15%, 5/1/2030	126,000	146,159
3.60%, 5/1/2034	159,000	164,432
5.71%, 5/1/2040	105,000	134,106
3.75%, 2/1/2050	30,000	31,108
L3Harris Technologies, Inc. 4.40%, 6/15/2028	174,000	196,688
Leidos, Inc. 4.38%, 5/15/2030	238,000	267,259
2.30%, 2/15/2031	140,000	135,593
Northrop Grumman Corp. 3.25%, 1/15/2028	90,000	96,026
4.03%, 10/15/2047	41,000	49,031
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	25,648
Raytheon Technologies Corp. 3.50%, 3/15/2027	63,000	67,929
3.13%, 5/4/2027	146,000	155,697
4.45%, 11/16/2038	107,000	130,433
3.75%, 11/1/2046	88,000	99,595
2.82%, 9/1/2051	60,000	58,612

		2,405,074

Air Freight & Logistics — 0.6%
FedEx Corp. 2.40%, 5/15/2031	60,000	60,428
3.25%, 5/15/2041	160,000	163,012
4.05%, 2/15/2048	90,000	102,358

		325,798

Auto Components — 0.4%
Lear Corp. 3.80%, 9/15/2027	190,000	207,350

Automobiles — 0.7%
General Motors Co. 6.13%, 10/1/2025	314,000	362,224

Banks — 16.5%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	527,000	538,873
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	146,000	150,790
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(b)	30,000	30,875

Investments	Principal Amount ($)	Value ($)
(SOFR + 1.15%), 1.32%, 6/19/2026(b)	60,000	59,428
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(b)	154,000	164,333
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(b)	146,000	158,221
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	275,000	292,981
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031(b)	237,000	237,413
(SOFR + 1.32%), 2.69%, 4/22/2032(b)	60,000	60,758
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(b)	156,000	183,297
(SOFR + 1.93%), 2.68%, 6/19/2041(b)	50,000	48,551
(SOFR + 1.58%), 3.31%, 4/22/2042(b)	70,000	74,256
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049(b)	50,000	59,145
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051(b)	78,000	95,212
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	297,000	301,018
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(b)	428,000	448,119
(SOFR + 2.84%), 3.11%, 4/8/2026(b)	78,000	81,766
3.20%, 10/21/2026	297,000	315,176
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(b)	76,000	81,755
(SOFR + 1.15%), 2.67%, 1/29/2031(b)	107,000	108,619
(SOFR + 3.91%), 4.41%, 3/31/2031(b)	156,000	177,948
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(b)	87,000	98,793
4.65%, 7/23/2048	78,000	102,356
Citizens Financial Group, Inc. 4.30%, 12/3/2025	160,000	174,803
3.25%, 4/30/2030	150,000	159,550
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030(b)	200,000	218,039
Huntington Bancshares, Inc. 2.63%, 8/6/2024	63,000	65,169
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	228,000	239,009
3.68%, 2/22/2027	31,000	33,794
3.96%, 3/2/2028	119,000	132,370
3.74%, 3/7/2029	231,000	253,667

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
NatWest Group plc (United Kingdom)
6.13%, 12/15/2022	449,000	472,401
6.00%, 12/19/2023	229,000	249,709
5.13%, 5/28/2024	351,000	379,695
PNC Financial Services Group, Inc. (The) 3.90%, 4/29/2024	13,000	13,842
2.60%, 7/23/2026	253,000	265,194
3.15%, 5/19/2027	23,000	24,796
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.63%, 7/14/2026	238,000	247,037
3.36%, 7/12/2027	77,000	83,168
2.93%, 9/17/2041	200,000	198,187
Truist Financial Corp. 1.13%, 8/3/2027	90,000	86,424
US Bancorp
Series V, 2.38%, 7/22/2026	129,000	134,218
Wells Fargo & Co. 3.75%, 1/24/2024	146,000	153,869
(SOFR + 1.09%), 2.41%, 10/30/2025(b)	88,000	90,353
(SOFR + 2.00%), 2.19%, 4/30/2026(b)	107,000	109,258
3.00%, 10/23/2026	188,000	197,885
4.30%, 7/22/2027	88,000	97,845
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	276,000	297,106
(SOFR + 1.43%), 2.88%, 10/30/2030(b)	202,000	209,519
3.90%, 5/1/2045	117,000	136,639
4.75%, 12/7/2046	68,000	85,919
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	241,000	255,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(b)	107,000	116,034
2.96%, 11/16/2040	71,000	70,347

		9,120,599

Beverages — 2.2%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	107,000	115,193
4.70%, 2/1/2036	77,000	92,593
4.90%, 2/1/2046	160,000	203,114
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	49,000	54,844
4.90%, 1/23/2031	34,000	40,857
4.60%, 4/15/2048	213,000	260,878
4.44%, 10/6/2048	39,000	46,892
Coca-Cola Co. (The) 2.60%, 6/1/2050	106,000	105,115
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	69,593

Investments	Principal Amount ($)	Value ($)
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	20,000	22,312
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	33,223
PepsiCo, Inc.
2.75%, 3/19/2030	107,000	112,713
3.50%, 3/19/2040	66,000	76,593

		1,233,920

Biotechnology — 3.7%
AbbVie, Inc.
2.90%, 11/6/2022	205,000	209,118
3.60%, 5/14/2025	68,000	72,435
2.95%, 11/21/2026	122,000	128,396
4.25%, 11/14/2028	192,000	216,016
4.05%, 11/21/2039	161,000	184,242
4.70%, 5/14/2045	68,000	84,502
4.25%, 11/21/2049	73,000	87,801
Amgen, Inc.
2.20%, 2/21/2027	68,000	68,909
2.45%, 2/21/2030	63,000	63,630
3.15%, 2/21/2040	40,000	40,694
4.40%, 5/1/2045	20,000	24,045
3.38%, 2/21/2050	20,000	20,861
Biogen, Inc. 3.15%, 5/1/2050	180,000	176,745
Gilead Sciences, Inc.
3.65%, 3/1/2026	208,000	224,123
4.15%, 3/1/2047	247,000	290,939
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	140,000	131,268

		2,023,724

Building Products — 0.0%(c)
Carrier Global Corp. 3.58%, 4/5/2050	20,000	21,242

Capital Markets — 5.2%
Charles Schwab Corp. (The) 1.95%, 12/1/2031	73,000	72,086
CME Group, Inc. 3.00%, 3/15/2025	109,000	114,900
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	261,120
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	242,000	256,973
3.50%, 4/1/2025	130,000	137,849
3.85%, 1/26/2027	91,000	97,535
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	249,000	276,094
3.80%, 3/15/2030	226,000	247,771

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	53,000	52,003
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	193,000	220,352
Morgan Stanley
3.70%, 10/23/2024	68,000	72,484
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	178,000	181,610
3.63%, 1/20/2027	88,000	95,240
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	205,000	223,730
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	117,000	120,132
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	78,000	85,159
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	70,000	67,740
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	146,000	167,977
4.30%, 1/27/2045	29,000	35,867
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	102,000	101,354

		2,887,976

Chemicals — 1.6%
Air Products and Chemicals, Inc. 2.80%, 5/15/2050	40,000	41,252
Dow Chemical Co. (The)
2.10%, 11/15/2030	60,000	59,128
3.60%, 11/15/2050	60,000	65,803
Huntsman International LLC 4.50%, 5/1/2029	78,000	86,599
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	30,000	39,578
LYB International Finance III LLC
3.38%, 10/1/2040	160,000	166,453
3.63%, 4/1/2051	86,000	91,754
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	4,000	4,035
3.45%, 6/1/2027	76,000	81,826
2.95%, 8/15/2029	254,000	267,176

		903,604

Construction & Engineering — 0.2%
Quanta Services, Inc. 2.35%, 1/15/2032	120,000	118,015

Construction Materials — 0.3%
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	168,000	171,951

Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	450,000	514,767
3.85%, 10/29/2041	165,000	170,249

Investments	Principal Amount ($)	Value ($)
Capital One Financial Corp. 3.30%, 10/30/2024	182,000	191,872
General Motors Financial Co., Inc.
4.35%, 1/17/2027	86,000	94,200
3.60%, 6/21/2030	70,000	74,186

		1,045,274

Diversified Consumer Services — 0.1%
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	29,000	30,032
William Marsh Rice University 2.60%, 5/15/2050	28,000	28,021

		58,053

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	235,000	251,380
Equitable Holdings, Inc. 4.35%, 4/20/2028	170,000	191,200
Shell International Finance BV (Netherlands)
2.38%, 4/6/2025	49,000	50,770
3.25%, 5/11/2025	31,000	33,020
4.13%, 5/11/2035	243,000	284,459
4.38%, 5/11/2045	43,000	53,041
4.00%, 5/10/2046	29,000	34,020

		897,890

Diversified Telecommunication Services — 2.8%
AT&T, Inc.
4.30%, 2/15/2030	182,000	205,411
2.25%, 2/1/2032	222,000	214,226
4.50%, 5/15/2035	124,000	142,962
4.50%, 3/9/2048	136,000	160,577
3.50%, 9/15/2053	155,000	156,568
3.55%, 9/15/2055	60,000	60,314
3.65%, 9/15/2059	30,000	30,367
Verizon Communications, Inc.
4.33%, 9/21/2028	45,000	51,254
3.40%, 3/22/2041	384,000	408,169
2.99%, 10/30/2056	127,000	122,184

		1,552,032

Electric Utilities — 5.1%
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%),
3.88%, 2/15/2062 (b)	172,000	171,473
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	80,000	84,657
2.90%, 6/15/2050	76,000	76,890
Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	78,591
Duke Energy Corp. 3.75%, 4/15/2024	223,000	234,802

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.65%, 9/1/2026	18,000	18,649
3.30%, 6/15/2041	40,000	40,810
3.75%, 9/1/2046	117,000	126,222
Duke Energy Indiana LLC Series YYY,
3.25%, 10/1/2049	20,000	21,416
2.75%, 4/1/2050	20,000	19,353
Edison International 3.13%, 11/15/2022	73,000	74,219
Emera US Finance LP (Canada) 4.75%, 6/15/2046	185,000	219,572
Entergy Louisiana LLC
4.00%, 3/15/2033	227,000	259,876
2.90%, 3/15/2051	67,000	67,191
Entergy Texas, Inc. 3.55%, 9/30/2049	44,000	47,852
Evergy, Inc.
2.45%, 9/15/2024	127,000	131,028
2.90%, 9/15/2029	102,000	106,164
Exelon Corp. 4.45%, 4/15/2046	20,000	24,799
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	36,712
3.15%, 10/1/2049	88,000	95,540
Fortis, Inc. (Canada) 3.06%, 10/4/2026	148,000	154,889
Pacific Gas and Electric Co.
4.50%, 7/1/2040	116,000	121,423
3.30%, 8/1/2040	64,000	60,821
4.95%, 7/1/2050	30,000	33,675
PPL Electric Utilities Corp.
3.00%, 10/1/2049	20,000	20,967
Southern California Edison Co.
2.25%, 6/1/2030	10,000	9,899
Series 13-A, 3.90%, 3/15/2043	6,000	6,466
Series C, 3.60%, 2/1/2045	111,000	115,597
4.00%, 4/1/2047	98,000	109,154
3.65%, 2/1/2050	14,000	15,024
Southern Co. (The) 4.40%, 7/1/2046	72,000	84,973
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	17,967
Series A, 3.50%, 3/15/2027	43,000	46,330
4.60%, 12/1/2048	30,000	38,644
2.45%, 12/15/2050	60,000	56,394

		2,828,039

Electronic Equipment, Instruments & Components — 0.2%
Teledyne Technologies, Inc. 2.75%, 4/1/2031	130,000	132,707

Entertainment — 1.4%
Activision Blizzard, Inc.

Investments	Principal Amount ($)	Value ($)
2.50%, 9/15/2050	170,000	148,035
Electronic Arts, Inc. 1.85%, 2/15/2031	190,000	181,465
Walt Disney Co. (The)
2.65%, 1/13/2031	60,000	62,285
3.50%, 5/13/2040	174,000	191,793
2.75%, 9/1/2049	196,000	191,099

		774,677

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc. 2.75%, 12/15/2029	102,000	106,259
American Tower Corp.
3.80%, 8/15/2029	220,000	238,742
3.10%, 6/15/2050	50,000	48,368
Boston Properties LP
4.50%, 12/1/2028	39,000	44,359
3.25%, 1/30/2031	120,000	125,381
Brixmor Operating Partnership LP 4.05%, 7/1/2030	270,000	296,645
Equinix, Inc. 3.20%, 11/18/2029	140,000	146,539
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	120,000	113,226
Healthpeak Properties, Inc. 2.88%, 1/15/2031	136,000	141,156
Simon Property Group LP
2.45%, 9/13/2029	78,000	79,132
3.25%, 9/13/2049	40,000	41,495
UDR, Inc. 3.00%, 8/15/2031	20,000	20,840
Ventas Realty LP 2.50%, 9/1/2031	130,000	128,431
Welltower, Inc. 3.63%, 3/15/2024	185,000	194,882

		1,725,455

Food & Staples Retailing — 0.3%
Sysco Corp.
3.30%, 7/15/2026	40,000	42,448
3.25%, 7/15/2027	40,000	42,538
Walmart, Inc. 4.05%, 6/29/2048	47,000	60,463

		145,449

Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	60,581
Conagra Brands, Inc. 4.85%, 11/1/2028	80,000	92,940

		153,521

Health Care Equipment & Supplies — 0.9%
Becton Dickinson and Co.
3.70%, 6/6/2027	66,000	71,413
4.69%, 12/15/2044	73,000	91,124

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.67%, 6/6/2047	49,000	62,069
Medtronic, Inc. 4.38%, 3/15/2035	200,000	246,011

		470,617

Health Care Providers & Services — 5.3%
Aetna, Inc.
2.80%, 6/15/2023	278,000	285,213
3.88%, 8/15/2047	70,000	79,055
Anthem, Inc.
2.38%, 1/15/2025	150,000	154,373
4.65%, 8/15/2044	123,000	154,270
Cigna Corp.
3.25%, 4/15/2025	166,000	174,642
2.40%, 3/15/2030	30,000	30,055
4.80%, 8/15/2038	86,000	105,389
3.40%, 3/15/2051	60,000	63,586
CVS Health Corp.
2.63%, 8/15/2024	10,000	10,342
4.30%, 3/25/2028	25,000	28,149
2.70%, 8/21/2040	112,000	107,208
5.05%, 3/25/2048	66,000	87,208
HCA, Inc.
5.00%, 3/15/2024	510,000	550,309
4.13%, 6/15/2029	90,000	98,920
3.50%, 7/15/2051	50,000	51,088
UnitedHealth Group, Inc.
3.75%, 7/15/2025	86,000	93,065
3.50%, 8/15/2039	122,000	134,263
2.75%, 5/15/2040	261,000	262,892
3.25%, 5/15/2051	60,000	65,244
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	320,000	310,400
2.65%, 1/15/2032 (a)	60,000	59,374

		2,905,045

Hotels, Restaurants & Leisure — 1.3%
Expedia Group, Inc. 3.25%, 2/15/2030	70,000	72,130
McDonald’s Corp.
3.70%, 1/30/2026	214,000	231,243
2.13%, 3/1/2030	85,000	84,960
3.63%, 9/1/2049	176,000	196,130
Starbucks Corp. 3.50%, 11/15/2050	102,000	110,178

		694,641

Household Durables — 0.4%
Lennar Corp. 4.75%, 11/29/2027	180,000	204,568

Industrial Conglomerates — 1.2%
3M Co. 4.00%, 9/14/2048	50,000	61,197
General Electric Co.
3.63%, 5/1/2030	200,000	225,270

Investments	Principal Amount ($)	Value ($)
6.75%, 3/15/2032	40,000	55,380
4.35%, 5/1/2050	140,000	188,602
Roper Technologies, Inc. 1.75%, 2/15/2031	136,000	126,830

		657,279

Insurance — 2.2%
Aflac, Inc. 3.60%, 4/1/2030	160,000	177,271
American International Group, Inc.
2.50%, 6/30/2025	120,000	124,165
3.90%, 4/1/2026	28,000	30,524
3.40%, 6/30/2030	180,000	194,216
4.50%, 7/16/2044	116,000	141,992
Arch Capital Group Ltd. 3.64%, 6/30/2050	170,000	187,101
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	146,000	180,157
4.25%, 1/15/2049	20,000	24,853
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	20,000	23,287
Progressive Corp. (The) 4.13%, 4/15/2047	60,000	73,897
Prudential Financial, Inc. 3.70%, 3/13/2051	68,000	78,309

		1,235,772

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.
3.88%, 8/22/2037	252,000	296,337
4.05%, 8/22/2047	10,000	12,302
2.50%, 6/3/2050	60,000	57,417

		366,056

IT Services — 1.0%
Global Payments, Inc.
3.20%, 8/15/2029	146,000	151,178
2.90%, 5/15/2030	20,000	20,252
4.15%, 8/15/2049	12,000	13,603
International Business Machines Corp. 3.30%, 5/15/2026	150,000	160,599
Mastercard, Inc. 3.85%, 3/26/2050	80,000	95,711
VeriSign, Inc. 2.70%, 6/15/2031	114,000	115,028

		556,371

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	61,000	61,565
4.10%, 8/15/2047	23,000	28,918

		90,483

Machinery — 0.3%
Caterpillar, Inc.
3.80%, 8/15/2042	20,000	23,580
3.25%, 4/9/2050	20,000	22,266

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Otis Worldwide Corp.
2.06%, 4/5/2025	40,000	40,729
2.57%, 2/15/2030	40,000	40,666
3.36%, 2/15/2050	20,000	21,574

		148,815

Media — 3.7%
Charter Communications Operating LLC
4.46%, 7/23/2022	242,000	246,275
4.91%, 7/23/2025	270,000	297,878
2.80%, 4/1/2031	40,000	39,646
3.50%, 3/1/2042	177,000	171,260
6.48%, 10/23/2045	21,000	28,699
5.38%, 5/1/2047	30,000	36,002
4.80%, 3/1/2050	107,000	120,524
3.70%, 4/1/2051	25,000	24,235
Comcast Corp.
3.70%, 4/15/2024	101,000	107,037
3.95%, 10/15/2025	105,000	114,480
3.15%, 3/1/2026	88,000	93,687
4.15%, 10/15/2028	101,000	114,331
3.40%, 4/1/2030	40,000	43,605
3.90%, 3/1/2038	150,000	171,459
3.75%, 4/1/2040	50,000	56,333
4.00%, 11/1/2049	30,000	34,827
3.45%, 2/1/2050	20,000	21,562
Discovery Communications LLC
3.95%, 3/20/2028	76,000	82,907
5.00%, 9/20/2037	30,000	35,917
4.65%, 5/15/2050	91,000	107,891
4.00%, 9/15/2055	90,000	96,350

		2,044,905

Metals & Mining — 0.6%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	127,000	132,622
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	192,000	218,534

		351,156

Multiline Retail — 0.2%
Dollar General Corp. 3.50%, 4/3/2030	105,000	114,250

Multi-Utilities — 2.8%
Ameren Corp.
2.50%, 9/15/2024	141,000	145,423
3.50%, 1/15/2031	60,000	65,173
Berkshire Hathaway Energy Co.
4.45%, 1/15/2049	31,000	38,496
2.85%, 5/15/2051	106,000	103,076
CenterPoint Energy, Inc. 2.65%, 6/1/2031	345,000	348,252
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	88,628

Investments	Principal Amount ($)	Value ($)
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	18,384
NiSource, Inc.
2.95%, 9/1/2029	35,000	36,270
3.60%, 5/1/2030	40,000	42,970
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	53,000	50,703
2.95%, 8/15/2051	110,000	112,274
Sempra Energy
3.25%, 6/15/2027	40,000	42,377
4.00%, 2/1/2048	98,000	112,508
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	205,000	209,836
Series 20-A, 1.75%, 1/15/2031	152,000	142,107

		1,556,477

Oil, Gas & Consumable Fuels — 6.6%
BP Capital Markets America, Inc.
4.23%, 11/6/2028	39,000	44,127
3.00%, 2/24/2050	203,000	198,431
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	187,000	199,909
Cameron LNG LLC
3.30%, 1/15/2035 (a)	25,000	26,361
3.70%, 1/15/2039 (a)	5,000	5,482
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	37,140
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	72,000	79,992
Chevron Corp.
1.55%, 5/11/2025	107,000	107,771
2.95%, 5/16/2026	88,000	93,333
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	192,000	210,258
ConocoPhillips 4.30%, 8/15/2028 (a)	190,000	215,305
Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	73,424
Enable Midstream Partners LP 4.95%, 5/15/2028	80,000	89,140
Energy Transfer LP
4.95%, 6/15/2028	32,000	36,177
5.40%, 10/1/2047	149,000	177,367
5.00%, 5/15/2050	144,000	165,468
Exxon Mobil Corp.
2.99%, 3/19/2025	78,000	82,150
2.61%, 10/15/2030	205,000	212,173
3.00%, 8/16/2039	185,000	190,650
4.33%, 3/19/2050	20,000	24,895
3.45%, 4/15/2051	30,000	32,769

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Kinder Morgan, Inc. 4.30%, 6/1/2025	110,000	119,191
Marathon Oil Corp. 4.40%, 7/15/2027	90,000	98,465
Marathon Petroleum Corp.
4.50%, 5/1/2023	320,000	334,333
4.75%, 9/15/2044	17,000	19,968
Phillips 66 4.88%, 11/15/2044	30,000	37,192
Pioneer Natural Resources Co. 1.90%, 8/15/2030	66,000	62,503
Plains All American Pipeline LP 3.55%, 12/15/2029	146,000	151,291
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	140,000	156,102
TotalEnergies Capital International SA (France)
2.43%, 1/10/2025	88,000	91,174
2.83%, 1/10/2030	166,000	174,354
3.46%, 7/12/2049	20,000	21,848
3.13%, 5/29/2050	90,000	92,960

		3,661,703

Pharmaceuticals — 3.4%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	60,000	64,313
4.38%, 11/16/2045	68,000	87,373
2.13%, 8/6/2050	30,000	26,770
3.00%, 5/28/2051	110,000	116,448
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	68,000	74,473
4.13%, 6/15/2039	70,000	83,181
4.35%, 11/15/2047	32,000	40,118
4.25%, 10/26/2049	88,000	109,733
2.55%, 11/13/2050	80,000	76,164
Eli Lilly & Co. 2.25%, 5/15/2050	204,000	189,957
Pfizer, Inc. 2.70%, 5/28/2050	111,000	112,340
Royalty Pharma plc
0.75%, 9/2/2023	220,000	218,776
3.30%, 9/2/2040	150,000	149,648
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	156,000	160,975
3.20%, 9/23/2026	332,000	351,218

		1,861,487

Road & Rail — 1.9%
Burlington Northern Santa Fe LLC
4.55%, 9/1/2044	25,000	31,769
4.15%, 4/1/2045	89,000	108,441

Investments	Principal Amount ($)	Value ($)
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	238,000	238,134
3.00%, 12/2/2041	75,000	76,360
CSX Corp. 4.30%, 3/1/2048	45,000	55,080
Norfolk Southern Corp.
4.15%, 2/28/2048	106,000	127,754
3.16%, 5/15/2055	110,000	114,391
Union Pacific Corp.
2.89%, 4/6/2036	242,000	252,587
3.25%, 2/5/2050	34,000	36,701

		1,041,217

Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc. 3.50%, 12/5/2026	108,000	117,691
Broadcom Corp. 3.88%, 1/15/2027	141,000	151,838
Broadcom, Inc.
4.75%, 4/15/2029	68,000	77,162
3.50%, 2/15/2041(a)	240,000	239,380
Intel Corp.
3.25%, 11/15/2049	73,000	77,746
3.05%, 8/12/2051	30,000	31,071
NVIDIA Corp. 3.50%, 4/1/2050	186,000	214,874
NXP BV (China)
4.30%, 6/18/2029(a)	40,000	45,095
3.25%, 5/11/2041(a)	190,000	193,534
QUALCOMM, Inc. 3.25%, 5/20/2050	20,000	22,279
Xilinx, Inc.
2.95%, 6/1/2024	380,000	395,290
2.38%, 6/1/2030	130,000	132,701

		1,698,661

Software — 2.3%
Microsoft Corp.
3.30%, 2/6/2027	30,000	32,525
3.45%, 8/8/2036	42,000	48,258
4.10%, 2/6/2037	88,000	108,437
3.70%, 8/8/2046	77,000	93,077
2.53%, 6/1/2050	76,000	75,353
Oracle Corp.
2.50%, 4/1/2025	107,000	110,136
3.25%, 11/15/2027	71,000	75,064
2.95%, 4/1/2030	83,000	85,705
2.88%, 3/25/2031	60,000	61,407
3.80%, 11/15/2037	68,000	72,452
3.60%, 4/1/2040	138,000	142,974
4.00%, 7/15/2046	31,000	33,491
3.60%, 4/1/2050	186,000	188,227
3.95%, 3/25/2051	30,000	32,326
VMware, Inc. 1.00%, 8/15/2024	128,000	127,089

		1,286,521

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Specialty Retail — 1.6%
AutoZone, Inc. 1.65%, 1/15/2031	174,000	163,299
Home Depot, Inc. (The)
2.70%, 4/15/2030	78,000	81,784
3.30%, 4/15/2040	110,000	119,036
4.20%, 4/1/2043	30,000	36,387
3.13%, 12/15/2049	63,000	67,356
3.35%, 4/15/2050	20,000	22,224
2.75%, 9/15/2051	70,000	70,476
3.50%, 9/15/2056	20,000	22,862
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	42,605
2.80%, 9/15/2041	122,000	119,347
3.70%, 4/15/2046	107,000	119,030
4.05%, 5/3/2047	40,000	46,912

		911,318

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.
3.25%, 2/23/2026	80,000	85,565
2.90%, 9/12/2027	89,000	94,595
1.65%, 5/11/2030	40,000	38,928
3.85%, 5/4/2043	20,000	23,727
3.45%, 2/9/2045	107,000	119,914
4.65%, 2/23/2046	153,000	202,604
2.65%, 5/11/2050	20,000	19,777
2.65%, 2/8/2051	180,000	178,311
Dell International LLC
5.45%, 6/15/2023	134,000	142,129
6.02%, 6/15/2026	152,000	176,927
5.30%, 10/1/2029	40,000	47,408

		1,129,885

Thrifts & Mortgage Finance — 0.4%
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a)(b)	200,000	202,228

Tobacco — 2.0%
Altria Group, Inc.
2.85%, 8/9/2022	127,000	128,847
4.80%, 2/14/2029	146,000	165,299
5.38%, 1/31/2044	79,000	92,186
5.95%, 2/14/2049	50,000	63,068
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	170,000	177,056
4.39%, 8/15/2037	274,000	290,947
4.54%, 8/15/2047	98,000	102,784
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	82,210

		1,102,397

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors — 0.8%
Air Lease Corp.
3.00%, 9/15/2023	142,000	146,015
2.30%, 2/1/2025	146,000	148,231
2.88%, 1/15/2026	120,000	123,158

		417,404

Water Utilities — 0.4%
American Water Capital Corp.
2.80%, 5/1/2030	63,000	65,331
3.75%, 9/1/2047	50,000	56,894
3.45%, 5/1/2050	100,000	109,172

		231,397

Wireless Telecommunication Services — 1.3%
T-Mobile USA, Inc.
3.50%, 4/15/2025	195,000	206,278
3.75%, 4/15/2027	117,000	125,788
3.88%, 4/15/2030	170,000	184,763
4.38%, 4/15/2040	25,000	28,389
4.50%, 4/15/2050	141,000	164,907

		710,125

TOTAL CORPORATE BONDS (Cost $53,455,549)		54,745,352

	Shares
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d)(e) (Cost $191,039)	191,039	191,039

Total Investments — 99.5% (Cost $53,646,588)		54,936,391
Other Assets Less Liabilities — 0.5%		255,113

Net Assets — 100.0%		55,191,504

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2	03/2022	USD	437,219	559
U.S. Treasury 5 Year Note	10	03/2022	USD	1,213,594	7,488
U.S. Treasury Long Bond	5	03/2022	USD	810,781	14,864

					22,911

Short Contracts
U.S. Treasury 10 Year Note	(6)	03/2022	USD	(784,688)	(7,981)
U.S. Treasury 10 Year Ultra Note	(4)	03/2022	USD	(587,812)	(9,087)
U.S. Treasury Ultra Bond	(2)	03/2022	USD	(400,813)	(10,817)

					(27,885)

					(4,974)

Abbreviations

USD	United States Dollar

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$54,745,352	$—	$54,745,352
Short-Term Investments
Investment Companies	191,039	—	—	191,039

Total Investments in Securities	$191,039	$54,745,352	$—	$54,936,391

Appreciation in Other Financial Instruments
Futures Contracts	$22,911	$—	$—	$22,911
Depreciation in Other Financial Instruments
Futures Contracts	(27,885)	—	—	(27,885)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(4,974)	$—	$—	$(4,974)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$3,321,047	$3,130,008	$—	$—	$191,039	191,039	$32	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	194,411	2,715,027	2,909,438	—	—	—	—	16	—

Total	$194,411	$6,036,074	$6,039,446	$—	$—	$191,039		$48	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.